Equity	3 Months Ended
Jun. 30, 2025
Equity, Attributable to Parent [Abstract]
Equity [Text Block]

17. Equity

(a) Authorized

Unlimited common shares without par value

Unlimited preferred shares without par value

(b) Issued and fully paid common shares

During the period ended June 30, 2025:

  The Company issued 38,109,822 October 2024 ATM Shares pursuant to the October 2024 ATM Equity Program for gross proceeds of $70 million.  The October 2024 ATM shares were sold at prevailing market prices, for an average price per October 2024 ATM Share of $1.84 (C$2.54). Pursuant to the October 2024 Equity Distribution Agreement, a cash commission of $1.8 million on the aggregate gross proceeds raised was paid to the agent in connection with its services under the October 2024 Equity Distribution Agreement. In addition, the Company incurred $145 in fees related to its October 2024 ATM Equity Program.
  The Company issued 600,000 common shares for total proceeds of $738 pursuant to the exercise of 500,000 options at a price of $1.25 per stock option and 100,000 options at a price of $1.10 per stock option.

During the period ended June 30, 2024:

  On August 17, 2023, the Company entered into an equity distribution agreement ("August 2023 Equity Distribution Agreement"). Under the August 2023 Equity Distribution Agreement, the Company may, from time to time, sell up to $90 million of common shares in the capital of the Company (the "August 2023 ATM Equity Program").

The Company issued 11,166,160 common shares (the "August 2023 ATM Shares") pursuant to the August 2023 ATM Equity Program for gross proceeds of $32.9 million. The August 2023 ATM shares were sold at prevailing market prices, for an average price per August 2023 ATM Share of C$4.03. Pursuant to the August 2023 Equity Distribution Agreement, a cash commission of $1 million on the aggregate gross proceeds raised was paid to the agent in connection with its services under the August 2023 Equity Distribution Agreement. In addition, the Company incurred $2 in fees related to its August 2023 ATM Equity Program. The August 2023 Equity Distribution Agreement was terminated as of July 8, 2024.

  Issued 39,150 common shares upon the exercise of restricted share units (Note 19(b)).

(c) Warrants

Following is a summary of changes in warrants outstanding for the period ended June 30, 2025:

	Warrants outstanding	Weighted average exercise price

Balance, March 31, 2024	5,243,727	$15.20
Reclassified to warrant liability	(5,243,727)	(15.20)
Balance, June 30, 2025 and March 31, 2025	-	$-